Share-Based Compensation (Details)			12 Months Ended
	Sep. 01, 2023	Jun. 09, 2021 ¥ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Share-Based Compensation [Line Items]
Aggregate purchase of ordinary shares (in Shares) | shares		3,750,000
Exercise price (in Yen per share) | ¥ / shares		¥ 40
Share split	1:2
Vesting period, stock options			2 years
Share-based compensation expenses | $			$ 5,053,715	$ 2,766,817	$ 145